SHARE-BASED COMPENSATION - Information for Share Options (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from the exercise of share options	$ 226	$ 0	$ 7,101
2006 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from the exercise of share options	0	0	2,756
Intrinsic value of share options exercised	$ 0	$ 0	$ 7,370
2011 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value	$ 0	$ 0	$ 2.28
Proceeds from the exercise of share options	$ 58	$ 0	$ 4,345
Intrinsic value of share options exercised	$ 7	$ 0	$ 1,655
2021 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value	$ 1.82	$ 0.94
Proceeds from the exercise of share options	$ 168	$ 0
Intrinsic value of share options exercised	$ 120	$ 0